World Omni Auto Receivables Trust 2013-B	Exhibit 99.1
Monthly Servicer Certificate
August 31, 2014

Dates Covered
Collections Period	08/01/14 - 08/31/14
Interest Accrual Period	08/15/14 - 09/14/14
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/14	556,142,986.20	27,719
Yield Supplement Overcollateralization Amount at 07/31/14	18,901,721.56	0
Receivables Balance at 07/31/14	575,044,707.76	27,719
Principal Payments	20,750,359.00	540
Defaulted Receivables	951,945.13	40
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/14	17,978,159.10	0
Pool Balance at 08/31/14	535,364,244.53	27,139

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Delinquent Receivables:
Past Due 31-60 days	7,528,295.95	370
Past Due 61-90 days	2,054,595.94	104
Past Due 91 + days	405,784.58	22
Total	9,988,676.47	496

Total 31+ Delinquent as % Ending Pool Balance	1.87%

Recoveries	555,742.52

Aggregate Net Losses/(Gains) - August 2014	396,202.61

Overcollateralization Target Amount	24,091,391.00
Actual Overcollateralization	24,091,391.00

Weighted Average APR	3.50%
Weighted Average APR, Yield Adjusted	5.17%
Weighted Average Remaining Term	53.89

Flow of Funds	$ Amount

Collections	22,952,134.94
Advances	12,818.48
Investment Earnings on Cash Accounts	3,042.58
Servicing Fee	(479,203.92)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	22,488,792.08

Distributions of Available Funds
(1) Class A Interest	351,517.89
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	19,843,698.29
(7) Distribution to Certificateholders	2,271,203.00
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	22,488,792.08

Servicing Fee	479,203.92
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 08/15/14	531,116,551.82
Principal Paid	19,843,698.29
Note Balance @ 09/15/14	511,272,853.53

Class A-1
Note Balance @ 08/15/14	0.00
Principal Paid	0.00
Note Balance @ 09/15/14	0.00
Note Factor @ 09/15/14	0.0000000%

Class A-2
Note Balance @ 08/15/14	170,831,551.82
Principal Paid	19,843,698.29
Note Balance @ 09/15/14	150,987,853.53
Note Factor @ 09/15/14	64.2501504%

Class A-3
Note Balance @ 08/15/14	235,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/14	235,000,000.00
Note Factor @ 09/15/14	100.0000000%

Class A-4
Note Balance @ 08/15/14	109,676,000.00
Principal Paid	0.00
Note Balance @ 09/15/14	109,676,000.00
Note Factor @ 09/15/14	100.0000000%

Class B
Note Balance @ 08/15/14	15,609,000.00
Principal Paid	0.00
Note Balance @ 09/15/14	15,609,000.00
Note Factor @ 09/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	373,890.79
Total Principal Paid	19,843,698.29
Total Paid	20,217,589.08

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	68,332.62
Principal Paid	19,843,698.29
Total Paid to A-2 Holders	19,912,030.91

Class A-3
Coupon	0.83000%
Interest Paid	162,541.67
Principal Paid	0.00
Total Paid to A-3 Holders	162,541.67

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00
Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5023490
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.6614244
Total Distribution Amount	27.1637734

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2907771
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	84.4412693
Total A-2 Distribution Amount	84.7320464

A-3 Interest Distribution Amount	0.6916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.6916667

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 07/31/14	80,345.41
Balance as of 08/31/14	93,163.89
Change	12,818.48

Reserve Account
Balance as of 08/15/14	1,903,544.61
Investment Earnings	242.52
Investment Earnings Paid	(242.52)
Deposit/(Withdrawal)	-
Balance as of 09/15/14	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61